Tax (Tables)	12 Months Ended
Dec. 31, 2022
Major components of tax expense (income) [abstract]
Tax charge

	2022	2021	2020
	£m	£m	£m
Current tax charge/(credit)
Current year	1,045	1,417	1,255
Adjustments in respect of prior years	(444)	317	31
	601	1,734	1,286
Deferred tax charge/(credit)
Current year	235	(352)	(830)
Adjustments in respect of prior years	203	(244)	148
	438	(596)	(682)
Tax charge	1,039	1,138	604

Reconciliation between the actual tax charge and the corporate tax rate
The table below shows the reconciliation between the actual tax charge and the tax charge that would result from applying the standard UK corporation tax rate to the Group’s profit before tax.

			2021	2021	2020	2020
	£m	%	£m	%	£m	%
Profit before tax	7,012		8,194		3,065
Tax charge based on the standard UK corporation tax rate of 19% (2021: 19%; 2020: 19% )	1,332	19.0%	1,557	19.0%	582	19.0%
Impact of profits/losses earned in territories with different statutory rates to the UK (weighted average tax rate is 21.4% (2021: 22.4%; 2020: 25.1% ))	167	2.4%	277	3.4%	188	6.1%

Recurring items:
Non-creditable taxes including withholding taxes	126	1.8%	134	1.6%	109	3.5%
Banking surcharge[a] and other items	101	1.4%	83	1.0%	6	0.2%
Non-deductible expenses	51	0.7%	80	1.0%	48	1.6%
Impact of UK bank levy being non-deductible	33	0.5%	32	0.4%	57	1.9%
Impact of Barclays Bank PLC's overseas branches being taxed both locally and in the UK	17	0.2%	25	0.3%	25	0.8%
Tax adjustments in respect of share-based payments	13	0.2%	(5)	(0.1%)	26	0.8%
Non-taxable gains and income	(135)	(1.9%)	(198)	(2.4%)	(185)	(6.0%)
Changes in recognition of deferred tax and effect of unrecognised tax losses	(146)	(2.1%)	(140)	(1.7%)	(123)	(4.0%)
Tax relief on payments made under AT1 instruments	(172)	(2.4%)	(149)	(1.8%)	(165)	(5.4%)
Adjustments in respect of prior years	(241)	(3.4%)	73	0.9%	179	5.8%
Tax relief on holdings of inflation-linked government bonds	(556)	(7.9%)	(169)	(2.1%)	(23)	(0.8%)

Non-recurring items:
Remeasurement of UK deferred tax assets due to tax rate changes	346	4.9%	(462)	(5.6%)	(118)	(3.8%)
Non-deductible provisions for investigations and litigation	93	1.3%	—	—	5	0.2%
Non-deductible provisions for UK customer redress	10	0.1%	—	—	(7)	(0.2%)
Total tax charge	1,039	14.8%	1,138	13.9%	604	19.7%
Note
a     Banking surcharge includes the impact of the 8% UK banking surcharge rate on profits/losses and tax adjustments relating to UK banking entities.

Deferred tax assets and liabilities
The deferred tax amounts on the balance sheet were as follows:

	2022	2021
	£m	£m
UK Tax Group	4,925	2,183
IHC Tax Group	1,094	1,004
Barclays Bank PLC's US Branch Tax Group	482	1,002
Other (outside the UK and US tax groups)	490	430
Deferred tax asset	6,991	4,619
Deferred tax liability	(16)	(37)
Net deferred tax	6,975	4,582

Movements on deferred tax assets and liabilities during the year before offsetting

	Fixed asset timing differences	Fair value through other comprehensive income	Cash flow hedges	Retirement benefit obligations	Loan impairment allowance	Own credit	Share-based payments and deferred compensation	Other temporary differences	Tax losses carried forward	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Assets	1,647	155	521	40	693	426	414	1,248	1,220	6,364
Liabilities	(42)	—	—	(1,674)	—	—	—	(66)	—	(1,782)
As at 1 January 2022	1,605	155	521	(1,634)	693	426	414	1,182	1,220	4,582
Income statement	(458)	(6)	—	(3)	(11)	—	14	(400)	426	(438)
Other comprehensive income and reserves	—	523	2,354	357	—	(616)	(17)	—	—	2,601
Other movements	72	3	—	5	20	—	22	108	—	230
	1,219	675	2,875	(1,275)	702	(190)	433	890	1,646	6,975
Assets	1,296	675	2,875	40	702	—	433	1,280	1,646	8,947
Liabilities	(77)	—	—	(1,315)	—	(190)	—	(390)	—	(1,972)
As at 31 December 2022	1,219	675	2,875	(1,275)	702	(190)	433	890	1,646	6,975

Assets	1,465	—	—	43	666	329	363	1,378	735	4,979
Liabilities	(41)	(38)	(566)	(826)	—	—	—	(79)	—	(1,550)
As at 1 January 2021	1,424	(38)	(566)	(783)	666	329	363	1,299	735	3,429
Income statement	184	(6)	—	5	39	—	12	(123)	485	596
Other comprehensive income and reserves	—	198	1,088	(855)	—	98	36	(1)	—	564
Other movements	(3)	1	(1)	(1)	(12)	(1)	3	7	—	(7)
	1,605	155	521	(1,634)	693	426	414	1,182	1,220	4,582
Assets	1,647	155	521	40	693	426	414	1,248	1,220	6,364
Liabilities	(42)	—	—	(1,674)	—	—	—	(66)	—	(1,782)
As at 31 December 2021	1,605	155	521	(1,634)	693	426	414	1,182	1,220	4,582